PEOFIT (LOSS) BEFORE TAXATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Total depreciation and amortisation	$ 61,953	$ 51,549	$ 48,763
Cost of inventories recognised as expense (included in voyage expenses)	57,633	47,135	51,191
Expense recognised in respect of equity-settled share-based payments	3,336	1,831	3,129
Employee benefits expenses (including directors' remuneration and share based payments)	27,206	14,534	17,162
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	1,096	1,019	1,089
Property, plant and equipment not subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships, drydocking and plant and equipment (Note 14)	25,866	22,003	10,735
Depreciation of other property, plant and equipment	51	39	43
Amortisation of intangible assets	165	146	25
Total depreciation and amortisation	26,082	22,188	10,803
Property, plant and equipment subject to operating leases [member]
Statement1 [Line Items]
Depreciation of ships and ship equipment – right-of-use assets	34,898	24,674	25,004
Depreciation of property – right-of-use assets	938	946	450
Total depreciation and amortisation – right-of-use assets	35,836	25,620	25,454
Property, plant and equipment operating leases [Member]
Statement1 [Line Items]
Total depreciation and amortisation	$ 61,918	$ 47,808	$ 36,257